Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies (Details) [Line Items]
Monthly deposits percentage rate	8.33%
Severance pay expense	$ 394	$ 346
Fair value of the options contracts	62	8
Profits (losses)	$ 81	$ 10	$ 0
Minimum [Member] | Short-Term Deposits [Member]
Significant Accounting Policies (Details) [Line Items]
Short-term deposit bearing interest percentage rate	0.40%
Minimum [Member] | Long-Term Deposits [Member]
Significant Accounting Policies (Details) [Line Items]
Long-term deposit bearing interest percentage rate	1.10%
Maximum [Member] | Short-Term Deposits [Member]
Significant Accounting Policies (Details) [Line Items]
Short-term deposit bearing interest percentage rate	1.21%
Maximum [Member] | Long-Term Deposits [Member]
Significant Accounting Policies (Details) [Line Items]
Long-term deposit bearing interest percentage rate	1.25%